Equity (Schedule of Share Capital) (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Authorized number of shares	50,000,000	50,000,000
Issued and outstanding number of shares	27,272,818	27,236,752